UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-22923

Infinity Core Alternative Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Semi-Annual Report

For the Six Months Ended September 30, 2014

(Unaudited)

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

For the Six Months Ended September 30, 2014

(Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Shareholders' Equity	2
Statement of Operations	3
Statements of Changes in Shareholders' Equity	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-13
Other Information	14

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Schedule of Investments

September 30, 2014 (Unaudited)

	Redemptions	Redemption	Investment
Investment Funds (97.79%)	Permitted	Notice Period	Strategy	Cost	Fair Value
Partnership Interests
Atlas Enhanced Fund, L.P. [a,b]	Monthly	45 Days	Multi-strategy	$3,250,000	$3,517,725
Caxton Global Investments (USA), LLC, Class T [a,b]	Quarterly	45 Days	Multi-strategy	3,000,000	3,020,485
Citadel Wellington Partners, LLC [a,b]	Quarterly	45 Days	Multi-strategy	4,000,000	4,733,213
D.E. Shaw Composite International Fund, LLC, Collective Liquidity Class [a,b]	Quarterly	75 Days	Multi-strategy	2,152,221	2,337,189
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	2,300,000	2,522,544
Eton Park Fund, L.P., Class A [a,b]	Quarterly [c]	65 Days	Multi-strategy	3,000,000	3,333,505
King Street Capital, L.P. [a,b]	Quarterly [c]	65 Days	Global long/short credit and event-driven	3,000,000	3,280,535
Millennium USA, L.P., Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	3,000,000	3,347,939
Perry Partners, L.P., Class C [a,b]	Annually [d,e]	90 Days	Opportunistic and event-driven	3,500,000	3,388,679
Total Partnership Interests (cost $27,202,221) (97.79%)					29,481,814

Total Investments (cost $27,202,221) (97.79%)					$29,481,814
Other assets less liabilities (2.21%)					666,510
Shareholders' Equity - 100.00%					$30,148,324

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 20 - 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

e Approximately 57.66% of the investment is available January 1, 2015, 28.11% is available July 1, 2015 and 14.23% is available September 1, 2015.

The accompanying notes are an integral part of these Financial Statements.

1

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

September 30, 2014 (Unaudited)

Assets
Investments, at fair value (cost $27,202,221)	$29,481,814
Cash	1,540,590
Investments in Investment Funds paid in advance	1,500,000
Due from Advisers	37,375
Interest receivable	6
Other assets	100,570
Total Assets	32,660,355

Liabilities
Sale of shares received in advance	2,464,250
Professional fees payable	10,000
Accounting and administration fees payable	25,030
Custody fees payable	2,362
Chief Compliance Officer fees payable	7,500
Line of credit fees payable	2,889
Total Liabilities	2,512,031

Shareholders' Equity	$30,148,324

Shareholders' Equity consists of:
Shareholders' contributions	$27,918,347
Accumulated net investment loss	(201,837)
Accumulated net realized gain on investments	152,221
Accumulated net unrealized appreciation on investments	2,279,593

Total Shareholders' Equity	$30,148,324

Number of Shares Outstanding	286,658.154

Net Asset Value per Share	$105.17

The accompanying notes are an integral part of these Financial Statements.

2

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

Income
Interest	$13

Expenses
Management fee	167,968
Organizational fees	94,244
Professional fees	84,798
Accounting and administration fees	43,367
Platform Manager fee	12,500
Blue sky fees	16,790
Trustees' fees	12,818
Insurance fees	7,767
Custody fees	6,167
Chief Compliance Officer fees	5,000
Line of credit fees	2,889
Other expenses	10,843
Total Operating Expenses	465,151

Expense Waivers	(263,301)

Net Expenses	201,850

Net Investment Loss	(201,837)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain from investments	152,221
Net change in unrealized appreciation on investments	1,041,306

Net Realized Gain and Change in Unrealized Appreciation on Investments	1,193,527

Net Increase in Shareholders' Equity from Operations	$991,690

The accompanying notes are an integral part of these Financial Statements.

3

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statements of Changes in Shareholders' Equity

		Period from October 1, 2013
	For the Six Months Ended	(Commencement of
	September 30, 2014	Operations)
	(Unaudited)	to March 31, 2014

Operations
Net investment loss	$(201,837)	$(162,544)
Net realized gain on investments	152,221	-
Net change in unrealized appreciation on investments	1,041,306	1,238,287
Net change in Shareholders' Equity from operations	991,690	1,075,743

Capital Share Transactions
Proceeds from sale of shares	5,327,941	22,752,950	*
Net change in Shareholders' Equity from capital transactions	5,327,941	22,752,950

Total Increase	6,319,631	23,828,693

Shareholders' Equity
Beginning of period	23,828,693	-
End of period (including net investment loss of ($0) and ($201,837), respectively)	$30,148,324	$23,828,693

* Includes $6,500,000 from an in-kind transfer of securities on October 1, 2013.

The accompanying notes are an integral part of these Financial Statements.

4

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$991,690
Adjustments to reconcile Net Increase in Shareholders' Equity from Operations to net cash used in operating activities:
Net realized gain from investments	(152,221)
Net change in unrealized appreciation on investments	(1,041,306)
Purchases of Investment Funds	(7,702,221)
Proceeds from Investment Funds sold	2,152,221
Changes in operating assets and liabilities:
Increase in investments in Investment Funds paid in advance	(1,500,000)
Increase in due from Advisers	(37,375)
Increase in interest receivable	(6)
Decrease in other assets	54,068
Decrease in due to Advisers	(126,146)
Decrease in professional fees payable	(50,964)
Increase in accounting and administration fees payable	16,787
Decrease in custody fees payable	(2,222)
Decrease in platform manager fee payable	(2,917)
Increase in Chief Compliance Officer fees payable	5,000
Decrease in insurance fees payable	(1,648)
Increase in line of credit fees payable	2,889
Net Cash Used in Operating Activities	(7,394,371)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares, including sale of shares received in advance	7,792,191

Net change in cash	397,820

Cash at beginning of period	1,142,770

Cash at End of Period	$1,540,590

The accompanying notes are an integral part of these Financial Statements.

5

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Highlights

			Period from October 1, 2013
	For the Six Months Ended		(Commencement of
	September 30, 2014		Operations)
	(Unaudited)		to March 31, 2014

Net Asset Value, Beginning of Period	$101.54		$96.55	(1) (2)
Income from investment operations:
Net investment loss	(0.70)		(0.69)	(2)
Net realized and unrealized gain on investments	4.33		5.68	(2)
Total from investment operations:	3.63		4.99	(2)

Net Asset Value, End of Period	$105.17		$101.54

Total Return (3) (4)	3.57%		5.17%

Net Assets, end of period (in thousands)	$30,148		$23,829
Net investment loss to average net assets (5)	(1.52)%		(1.50)%
Ratio of gross expenses to average net assets (5) (6) (7)	3.15%		2.43%
Ratio of expense waiver to average net assets (5) (7)	(1.63)%		(0.93)%
Ratio of net expenses to average net assets (5)	1.52	%(8)	1.50%
Portfolio Turnover (4)	8.40%		0.00%

(1)	The net asset value as of the beginning of the period, October 1, 2013 (Commencement of Operations) represents the initial restated net asset value per share of $96.55.
(2)	Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014.
(3)	Total Return based on net asset value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any.
(4)	Not annualized.
(5)	Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Advisers.
(7)	The Organizational Expenses are not annualized for the ratio calculation.
(8)	Ratio calculated based on net expenses and average net assets. If the net expense ratio calculation had been performed monthly, as is done for expense cap calculations, the net expense ratio would be 1.50%.

The accompanying notes are an integral part of these Financial Statements.

6

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited)

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered under the Securities and Exchange Act of 1933, as amended. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or outside the strategies employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Advisers and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

7

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Investment Funds, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

Investments	Level 1	Level 2	Level 3	Total
Investment Funds
Multi-strategy	$-	$15,112,298	$7,700,302	$22,812,600
Global long/short credit and event-driven	-	820,134	2,460,401	3,280,535
Opportunistic and event-driven	-	1,953,870	1,434,809	3,388,679
Total Investments	$-	$17,886,302	$11,595,512	$29,481,814

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0% to 2.6% annually of average net asset value of the Fund’s investment and incentive allocations typically ranging between 20% and 27.5% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

8

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Investment Funds held by the Fund as of September 30, 2014:

Investments	Fair Value as of 9/30/14	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Investment Funds
Partnership Interests	$11,595,512	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$11,595,512

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Investment Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The following is a roll-forward reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Investment Funds
Balance as of April 1, 2014	$11,927,416
Gross Purchases	1,800,000
Gross Sales	-
Net Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	232,033
Transfers out of Level 3	(2,363,937)
Balance as of September 30, 2014	$11,595,512

The amount of the net unrealized appreciation for the six months ended September 30, 2014 relating to investments in Level 3 assets still held at September 30, 2014 is $232,033, which is included as a component of net unrealized appreciation on investments in the accompanying Statement of Operations.

During the six months ended September 30, 2014 the Fund did not have any significant transfers between Levels 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period. Transfers between Levels 2 and 3 will generally relate to a change in the liquidity restrictions of the Investment Funds.

As of September 30, 2014 the Fund didn’t have any outstanding investment commitments to Investment Funds.

9

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. At September 30, 2014, the tax year ended December 31, 2013 remains open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

10

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$1,238,287
Gross unrealized depreciation	-
Net unrealized appreciation/(depreciation)	$1,238,287
Tax cost	$21,500,000

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	-
Unrealized appreciation (depreciation)	1,238,287
Other differences	-
Distributable net earnings (deficit)	$1,238,287

There were no distributions paid for the period October 1, 2013 (Commencement of Operations) to March 31, 2014.

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g. Disclosures about Offsetting Assets and Liabilities

In January 2013, FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders (“Shareholders”). The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

11

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS (continued)

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any Acquired Fund Fees and Expenses) do not exceed 1.50% on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement has an initial three-year term, beginning as of the commencement of operations of the Fund. Neither the Fund, the Investment Manager nor the Sub-Adviser may terminate the Expense Limitation Agreement during the initial three-year term. For the six months ended September 30, 2014, the Advisers waived fees of $263,301. For the six months ended September 30, 2014, the Advisers owe the Fund a Waiver net of Investment Management Fee as disclosed in the Due from Advisers balance on the Statement of Asset, Liabilities and Shareholders’ Equity. At September 30, 2014, $120,842 is subject for recoupment through March 31, 2017, and $263,301 is subject for recoupment through March 31, 2018.

Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acts as the Fund’s Platform Manager pursuant to a Platform Manager agreement between the Fund and the Platform Manager.  The Platform Manager receives a monthly fee of 0.08% of the Fund’s net assets as of each month-end, subject to an annual minimum of $25,000.

Foreside Fund Services, LLC acts as placement agent to the Fund.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2014 were $5,000.

4. RELATED PARTY TRANSACTIONS

At September 30, 2014, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $5,245,013 (or 17.4% of Shareholders’ Equity) of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value (“NAV”) per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, October 1, 2013 (Commencement of Operations)	-
Shares issued	234,668.786	*
Shares outstanding, March 31, 2014	234,668.786
Shares issued	51,989.368
Shares outstanding, September 30, 2014	286,658.154

* Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014.

12

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2014 (unaudited) (continued)

7. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly beginning on September 30, 2014 (or such earlier or later date as the Board may determine), with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer ordinarily will be limited to the repurchase of approximately 25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

8. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $4,000,000 which is secured by certain interests in Investment Funds. A fee of 100 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 225 basis points. Collateral for the Facility is held by the Custodian. Fees incurred for the six months ended September 30, 2014 are disclosed in the accompanying Statement of Operations. At September 30, 2014, the Fund had $2,889 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings.

9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

10. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund managers will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

13

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2014 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-779-1999 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2014

By (Signature and Title)*	/s/ Randal Golden
Randal Golden, Treasurer
(Principal Financial Officer)

Date	December 5, 2014

* Print the name and title of each signing officer under his or her signature.